Share-based payments - Additional information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 Options shares	Dec. 31, 2020 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued but not exercised | shares	21,265,146
Number of share options granted in share-based payment arrangement | Options		3,147	16,817
Marcus Waley Cohen
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued but not exercised | shares		2,000,000
Number of share options granted in share-based payment arrangement | Options		2,000,000